Term Notes Payable (Tables)	6 Months Ended
Jun. 30, 2016
Term Notes Payable Tables
Schedule of unsecured term notes payable

 The Company is in default on all of the following unsecured term notes payable.

	June 30,	December 31,
	2016	2015

Jeff Zernov (Former Chief Executive Officer)
Payable August 17, 2010 at 15% Interest.	$ ––	$ 290,000

Castaic
Installment note payable annually at $17,171 including interest at 8.0% from January 2009 through January 2011.	––	30,620

Installment note payable monthly at $1,175 including interest at 8.0% from February 2008 through January 2011.	––	20,246

Innovative Outdoors
Installment note payable monthly at $4,632 including interest at 7.0% from August 2008 through July 2011.	––	100,555

Total Notes Payable	$ ––	$ 441,421